Supplementary Financial Statements Information	12 Months Ended
Dec. 31, 2021
Other Current Assets [Abstract]
SUPPLEMENTARY FINANCIAL STATEMENTS INFORMATION

NOTE 17 — SUPPLEMENTARY FINANCIAL STATEMENTS INFORMATION

A.     Other Current Assets:

(USD in thousands)	December 31, 2021	December 31, 2020
Prepaid expenses	$1,715	$1,300
Advance to suppliers	4,027	230
Deposit	1,335	—
Business advance to employee	1,444	—
Other receivables	1,033	226
	$9,554	$1,756

B.     Other Current Liabilities:

	December 31,
(USD in thousands)	2021	2020
Employees and wage-related liabilities	$500	$396
Government departments and agencies payable	—	56
Payment received by customers in advance	73	260
Accrued expenses	1,802	4,174
Income tax payable	365	—
Advance income	—	92
Other tax payable	273	—
Advances from employee	990	—
Deposit	364	—
Due to insurance companies	142	—
Other	405	17
	$4,914	$4,995